Federated Hermes MDT Market Neutral ETF Investment Strategy - Federated Hermes MDT Market Neutral ETF	Aug. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by selecting long positions in publicly traded common stocks which the Fund’s quantitative model predicts will achieve above-market returns, and short positions in publicly traded common stocks which the Fund’s quantitative model predicts will achieve below-market returns. The portfolio maintains long and short exposures in an attempt to neutralize market volatility. The Fund’s investments primarily include, but are not limited to, equity securities of issuers listed in the Russell 3000 Index. The Fund may invest in companies with market capitalizations of any size, including small-capitalization, mid-capitalization and large-capitalization (or “small-cap,” “mid-cap,” and “large-cap”) companies. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As of April 30, 2025, companies in the Russell 3000 Index ranged in market capitalization from $6.30 million to $3.2 trillion. The Fund may also invest in real estate investment trusts (“REITs”). The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. The Adviser’s stock selection process is expected to result in long and short investments in companies with both growth and value characteristics. The Fund will attempt to realize investment gains on both the long and short sides of its investment strategies through stock selection. The style is termed market neutral in that it is not making bets regarding the direction of the equity markets. The market-neutral approach is roughly balanced by sector but not balanced across industries and businesses. The Fund’s net positions will not be concentrated in any industry or group of industries. Thus, the Fund is not completely isolated from market movements. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across both its long and short positions. If the Fund’s investment strategy is successful, however, the net performance of its long and short positions will produce long-term capital appreciation that reflects the quality of the Adviser’s security selections, with limited exposure to general stock market risk. Because of the Fund’s market neutral strategy, the Fund’s overall price movements are not expected to correlate with the general stock market’s price movements. In other words, the Fund is expected to have returns that are independent of the returns and direction of the general stock market (i.e., zero beta). The Fund may, but is not required to, use derivatives, such as futures, options, forward contracts, and swap agreements, as an alternative to selling a security short, to increase returns, or as part of a hedging strategy. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective, which will cause the Fund to have a higher portfolio turnover rate.